Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Effective Income Tax for Continuing Operations from Statutory Canadian Tax Rates
The effective income tax rate for operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31,
	2023	2022
	%	%
Income tax expense at statutory Canadian rates	25.5	25.2
Increase (decrease) resulting from:
Rate differential on foreign income	(4.2)	(1.7)
Research and development and other tax credits	(1.0)	(0.6)
Non-deductible expenses and non-taxable income	0.5	(0.5)
Adjustments to prior year tax returns	0.8	0.1
Other	0.9	1.5
	22.5	24.0

Schedule of Major Components of Current and Deferred Income Tax Expense from Continuing Operations
Current income tax expense of $141.6 (2022 - $121.3) are from ongoing operations and major components of deferred income tax recovery are as follows:

	For the year ended December 31,
	2023	2022
	$	$
Origination and reversal of timing differences	(44.9)	(45.7)
Unrecognized tax losses and temporary differences	0.3	2.6
Change of tax rates	4.2	0.3
Recovery arising from previously unrecognized tax assets	(5.2)	(0.4)
Deferred income tax recovery	(45.6)	(43.2)

Schedule of Significant Components of Net Deferred Income Tax Assets (Liabilities) and Reconciliation of Net Deferred Tax Assets (Liabilities)
Significant components of net deferred tax assets (liabilities) are as follows:

	December 31, 2023	December 31, 2022
	$	$
Deferred tax assets (liabilities)
Lease liabilities	152.3	159.4
Differences in timing of taxability of revenue and deductibility of expenses	156.4	99.9
Loss and tax credit carryforwards	33.6	30.0
Other	1.7	1.9
Employee defined benefit plan	(14.2)	(14.2)
Carrying value of property and equipment in excess of tax cost	(25.3)	(18.3)
Carrying value of intangible assets in excess of tax cost	(129.5)	(130.9)
Lease assets	(106.8)	(110.8)
	68.2	17.0

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	17.0	(29.2)
Tax effect on equity items	8.3	(14.4)
Impact of foreign exchange	(4.4)	(1.3)
Deferred taxes acquired through business combinations	1.7	18.7
Tax recovery during the year recognized in net income	45.6	43.2
Balance, end of the year	68.2	17.0

Schedule of Loss Carryforwards and Deductible Temporary Differences
At December 31, 2023, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31, 2023	December 31, 2022
	$	$
Deductible temporary differences	—	0.1
Non-capital tax losses:
Expire (2024 to 2043)	7.2	29.7
Never expire	41.9	41.8
	49.1	71.5
Capital tax losses:
Never expire	7.7	7.8
	56.8	79.4